Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Remaining lease term (up to)	18 years
Lease extension term	10 years
Operating lease right of use asset	$ 95,814	$ 40,603
Operating Lease, Liability, Statement of Financial Position [Extensible List]	Accounts Payable and Accrued Liabilities	Accounts Payable and Accrued Liabilities
Operating lease, liability	$ 173,595	$ 49,423
Finance Lease, Liability, Statement of Financial Position [Extensible List]	Debt	Debt
Present value of lease liabilities	$ 140,463	$ 110,700